UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019

13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven Rohlfing
Title:    Chief Financial Officer
Phone:    (212) 537-3600

Signature, Place and Date of Signing:


/s/ Steven Rohlfing            New York, New York         May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:   $30,174
                                          (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

(1)  028-10548                SLS Offshore Fund, Ltd.
(2)  028-13248                SLS Investors, LP

                                                     FORM 13F INFORMATION TABLE
                                                         SLS MANAGEMENT, LLC
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6        COL 7           COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT PRN CALL   DISCRETION    MNGRS     SOLE   SHARED NONE
--------------                 --------------    -----       -------   ------- --- ----   ----------    -----     ----   ------ ----
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     802       65,500 SH       SHARED-DEFINED  (1), (2)   65,500
BOSTON SCIENTIFIC CORP         COM              101137107   1,272      160,000 SH       SHARED-DEFINED  (1), (2)  160,000
E M C CORP MASS                COM              268648102   2,246      197,057 SH       SHARED-DEFINED  (1), (2)  197,057
FREEPORT-MCMORAN COPPER & GO   COM              35671D857   2,595       68,100 SH       SHARED-DEFINED  (1), (2)   68,100
GAP INC DEL                    COM              364760108   1,299      100,000 SH       SHARED-DEFINED  (1), (2)  100,000
GREAT ATLANTIC & PAC TEA INC   COM              390064103   3,482      655,789 SH       SHARED-DEFINED  (1), (2)  655,789
HERBALIFE LTD                  COM USD SHS      G4412G101   4,766      318,171 SH       SHARED-DEFINED  (1), (2)  318,171
HEWITT ASSOCS INC              COM              42822Q100   5,121      172,085 SH       SHARED-DEFINED  (1), (2)  172,085
HUMANA INC                     COM              444859102   2,467       94,600 SH       SHARED-DEFINED  (1), (2)   94,600
ISHARES TR                     DJ HOME CONSTN   464288752   1,731      198,000 SH       SHARED-DEFINED  (1), (2)  198,000
ISHARES TR                     HIGH YLD CORP    464288513   1,017       15,000 SH       SHARED-DEFINED  (1), (2)   15,000
J CREW GROUP INC               COM              46612H402   1,186       90,000 SH       SHARED-DEFINED  (1), (2)   90,000
SLM CORP                       COM              78442P106   1,361      275,000 SH       SHARED-DEFINED  (1), (2)  275,000
VMWARE INC                     CL A COM         928563402     829       35,107 SH       SHARED-DEFINED  (1), (2)   35,107

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